Salaries and personnel expenses (Tables)	12 Months Ended
Dec. 31, 2023
Salaries and personnel expenses [Abstract]
Salaries and personnel expenses

(in USD million, except average number of employees) 2023 2022 2021
Salaries 1)
2,876 2,875 2,962
Pension costs 2)
441 458 488
Payroll tax
511 433 414
Other compensations and social costs
375 324 288
Total payroll expenses
4,203 4,090 4,152
Average number of employees 3)
22,600 21,500 21,400
Salaries include bonuses and expatriate costs in addition to base pay.
2)

See note 22 Pensions.
3)

Part time employees amount to
2 % for 2023 and 3 % for 2022 and 2021.

Remuneration to members of the BoD and the CEC

(in USD million) 1) 2023 2022 2021
Current employee benefits
10.7 12.9 12.2
Post-employment benefits
0.3 0.4 0.4
Other non-current benefits
0.0 0.0 0.0
Share-based payment benefits
0.3 0.2 0.1
Total benefits
11.3 13.5 12.7
1) All figures in the table are presented on accrual basis.